CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 41,413	$ 11,256	$ 17,671
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	23,251	22,691	22,581
Gain on the Sale of Assets	0	(814)	142
Deferred Income Tax Expense (Benefit)	(2,950)	1,368	1,717
Impairment Provision and Other Expenses	1,216
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	(208)	1,431	(1,661)
Inventories	(20,134)	22,803	1,519
Other Current Assets	(16,238)	4,929	(7,117)
Income Taxes	4,416	(805)	(5,519)
Accounts Payable, Accrued Expenses and Other Liabilities	210	(20,977)	(12,369)
Net Cash Provided by (Used in) Operations	30,976	41,882	16,964
Cash Flows from Investing Activities:
Additions to Property, Plant and Equipment	(16,371)	(27,425)	(19,473)
Proceeds from the Sale of Assets	370	1,042	1,245
Issuance of loan receivable	10,000	(10,000)
Cash Paid for Acquisition (Net of Cash Acquired)	(5,016)	0	(20,348)
Net Cash Provided by (Used in) Investing Activities	(11,017)	(36,383)	(38,576)
Cash Flow from Financing Activities:
Long-Term Borrowing	558,288	417,356	343,755
Payments on Long-Term Debt	(544,047)	(415,766)	(325,416)
Borrowings on Notes Payable		0	168
Other	276	(1,230)	469
Purchase of Treasury Stock	(29,769)	(1,178)
Dividends	(23)	(23)	(23)
Net Cash Provided by (Used in) Financing Activities	(15,275)	(841)	18,953
Net Increase (Decrease) in Cash and Cash Equivalents	4,684	4,658	(2,659)
Cash and Cash Equivalents, Beginning of the Period	9,420	4,762	7,421
Cash and Cash Equivalents, End of the Period	14,104	9,420	4,762
Cash Paid During the Year
Interest Paid	7,305	7,570	8,395
Income Taxes Paid	$ 20,352	$ 5,455	$ 14,275